SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Shipping and Handling (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shipping and handling	$ 6,500	$ 3,900	$ 6,500	$ 3,900	$ 3,900	$ 39,000
Total shipping and handling costs included in distribution costs	$ 81,000	$ 36,000	$ 200,000	$ 140,000	$ 246,000	$ 357,000